Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by maturity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	$ 90,999,538	$ 136,992,126
Other receivables, Current	52,069,562	66,846,017
Trade and other non-current receivables	1,159,251,669	903,678,141
Trade accounts receivable and other accounts receivable	4,831,533	3,502,319
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	130,141,014	305,585,949
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	92,119,034	137,964,743
Other receivables, Current	64,723,163	78,276,422
Trade and other non-current receivables	1,162,097,195	916,729,235
Trade accounts receivable and other accounts receivable	4,831,533	3,502,319
Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,502,576,369	1,427,709,524
Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	18,396,542	20,755,542
Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	64,723,164	78,276,422
Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,489,965,234	1,449,294,549
Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(82,913,517)	(65,876,615)
Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	(163,723)	(139,954)
Accumulated impairment [member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(12,653,601)	(11,430,370)
1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	28,315,349	31,474,982
1-30 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	27,906,014	31,020,366
1-30 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(409,335)	(454,616)
31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	17,140,561	48,358,190
31-60 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	15,423,445	46,509,422
31-60 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,717,116)	(1,848,768)
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	15,086,512	17,972,222
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	13,265,305	16,256,814
61 - 90 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,821,207)	(1,715,408)
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	12,572,821	16,543,822
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	10,854,214	14,699,708
91 - 120 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,718,607)	(1,844,114)
121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	12,650,247	11,522,260
121-150 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	10,775,955	9,378,937
121-150 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,874,292)	(2,143,323)
151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	15,441,857	27,808,169
151-180 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	13,225,298	24,974,451
151-180 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(2,216,559)	(2,833,718)
181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	7,821,092	11,142,122
181-210 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	4,952,580	7,788,184
181-210 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(2,868,512)	(3,353,938)
211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	4,784,424	28,572,932
211-250 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	2,292,661	25,016,999
211-250 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(2,491,763)	(3,555,933)
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	88,850,420	159,492,141
More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	12,653,601	11,474,680
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	31,445,544	129,985,343
More than 251 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(57,404,876)	(29,551,108)
More than 251 days [Member] | Accumulated impairment [member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(12,653,601)	(11,430,370)
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,299,913,086	1,074,822,684
Current Portfolio [Member] | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	18,396,542	20,755,542
Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	52,069,563	66,801,742
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,359,824,218	1,143,664,325
Current Portfolio [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(10,391,250)	(18,575,689)
Current Portfolio [Member] | Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	(163,723)	(139,954)
Total Non-Current | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,065,146,628	775,262,173
Total Non-Current | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	92,119,034	137,964,743
Total Non-Current | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	4,831,533	3,502,319
Total Non-Current | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,159,251,669	903,678,141
Total Non-Current | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,726,030)	(12,078,477)
Total Non-Current | Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	$ (1,119,496)	$ (972,617)